Risk Management and Report (Details) - Schedules for calculation of C46 regulatory information	12 Months Ended
Dec. 31, 2022
Maximum [Member]
Risk Management and Report (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	0.13
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.03)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.3
Minimum [Member]
Risk Management and Report (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	(0.38)
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.44)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.07
Average [Member]
Risk Management and Report (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	(0.07)
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.19)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.2
Regulatory Limit [Member]
Risk Management and Report (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	1